Accrued Expenses	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Accrued Expenses [Abstract]
Accrued Expenses

6.   Accrued Expenses

Accrued expenses consists of:

	December 31,	September 30,
	2016	2016
Compensation	$3,786,902	$3,884,386
Research and development	1,991,612	1,343,910
Interest payable	345,087	234,754
Deferred offering costs	-	26,028
Professional fees	582,731	486,705
Director fees	146,250	73,125
Other accrued expenses	489,520	73,034
	$7,342,102	$6,121,942

6.     Accrued Expenses

Accrued expenses consists of:
	September 30,
	2016	2015
Compensation	$3,884,386	$2,321,508
Research and development	1,343,910	951,759
Interest payable	234,754	806,475
Deferred offering costs	26,028	657,892
Professional fees	486,705	594,572
Director fees	73,125	414,421
Other accrued expenses	73,034	178,021
	$6,121,942	$5,924,648